Retirement Plans - Weighted Average Assumptions Used to Determine Benefit Obligation (Details)	Dec. 31, 2016	Dec. 31, 2015
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.20%	0.70%
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.60%